Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Delaware Limited-Term Diversified Income Fund))	0 Months Ended
Apr. 30, 2013
Barclays 1–3 Year Government/Credit Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.26%
5 Years	2.88%
10 Years	3.13%
Class A
Average Annual Return:
1 Year	(0.34%)
5 Years	4.14%
10 Years	3.70%
Class A | return after taxes on distributions
Average Annual Return:
1 Year	(1.06%)
5 Years	2.94%
10 Years	2.35%
Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(0.21%)
5 Years	2.85%
10 Years	2.36%
Class B
Average Annual Return:
1 Year	(0.38%)
5 Years	3.88%
10 Years	3.54%
Class C
Average Annual Return:
1 Year	0.62%
5 Years	3.88%
10 Years	3.11%
Institutional Class
Average Annual Return:
1 Year	2.64%
5 Years	4.89%
10 Years	4.15%
Class R
Average Annual Return:
Label	(lifetime: 6/2/03-12/31/12)
1 Year	2.13%
5 Years	4.37%
Lifetime	3.58%